Land Use Right, Net (Details) - Schedule of Land Use Right, Net - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Land Use Right, Net [Abstract]
Land use rights	$ 220,178	$ 225,798
Less: accumulated amortization	(65,814)	(62,585)
Land use right, net	$ 154,364	$ 163,213